united states
securities and exchange
commission
washington, d.c.  20549


form 24f-2
annual notice of securities
sold pursuant to rule 24f-2


read instructions at end of
form before preparing form.
please print or type.

1.
name and address of issuer:

papp small & mid-cap growth
fund, inc.6225 n. 24th
street, suite 150
phoenix, arizona 85106

2.
the name of each series or
class of securities for
which this form is filed
(if the form is being filed
for all series and classes
of securities of the issuer,
check the box but do not
list series or classes):
[ x ]


papp small & mid-cap growth
fund, inc.
6225 n. 24th street, suite 150
phoenix, arizona 85016
3.
investment company act file
number:
811-09055

securities act file number:
333-65609
4(a)
last day of fiscal year for
which this notice is filed:
december 31, 2001

4(b).
[  ]  check box if this form
is being filed late (i.e.,
more than 90 calendar days
after the end of the
issuer's fiscal year).
(see instruction a.2)

note:  if the form is being
filed late, interest must be
paid on the registration
fee due.

4(c).
[  ]  check box if this is
the last time the issuer
will be filing this form.

5.
calculation of registration
fee:

(i)	aggregate sale price
of securities sold during the
fiscal year pursuant to
section 24(f):


$3,065,195

(ii)	aggregate price of
securities redeemed or
repurchased during the
fiscal year:

$216,684


(iii)	aggregate price of
securities redeemed or
repurchased during any prior
fiscal year ending no earlier
than october 11, 1995 that
were not previously used to
reduce registration fees
payable to the commission:

$0


(iv)	total available
redemption credits [add
items 5(ii) and 5(iii)]:

-$216,684

(v)	net sales - if item 5(i)
is greater than item 5(iv)
[subtract item 5(iv)
from item 5(i)]:

$2,848,511

(vi)	redemption credits
available for use in future
years -- if item 5(i) is less
than item 5(iv) [subtract
item 5(iv) from item 5(i)]:

$ ( 0 )


(vii) multiplier for
determining registration fee
(see instruction c.9):

x  .000092

(viii)   registration fee due
[multiply item 5(v) by item
5(vii)] (enter "0" if no fee
is due):

$262.06


6.
prepaid shares
if the response to item 5(i)
was determined by deducting
an amount of securities that
were registered under
the securities act of 1933
pursuant to rule 24e-2 as
in effect before october 11,
1997, then report the amount
of securities (number of
shares or other units)
deducted here:____.  if there
is a number of shares or other
units that were registered
pursuant to rule 24e-2
remaining unsold at the end
of the fiscal year for
which this form is filed
that are available for use
by the issuer in future
fiscal years, then state
that number here:____.

7.
interest due - if this form
is being filed more than 90
days after the end of the
issuer's fiscal year
(see instruction d):

8.
total of the amount of the
registration fee due plus
any interest due [line
5(viii) plus line 7]

$262.06

9.
date the registration fee
and any interest payment
was sent to the commission's
lockbox depository:

method of delivery:
 [ x ]   wire transfer
 [   ]   mail or other means
signatures

this report has been signed
below by the following
persons on behalf of the
issuer and in the
capacities and on the
dates indicated.

by (signature and title)*

robert l. mueller,
vice president and secretary


date
march 18, 2002

*please print the name and
title of the signing officer
below the signature.